Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES
Net pool revenues	$ 310,108	$ 381,028	$ 148,265
Time charter revenues	97,374	75,375	97,847
Voyage charter revenues	90,032	41,874	8,515
Interest income from investment in term loans	0	0	9,118
Other revenues	53,029	36,404	12,448
Total revenues	550,543	534,681	276,193
Voyage expenses	(53,604)	(18,727)	(9,968)
Vessel operating expenses	(182,598)	(137,164)	(98,403)
Time-charter hire expense	(59,647)	(74,898)	(32,706)
Depreciation and amortization	(104,149)	(73,760)	(53,292)
General and administrative expenses	(33,199)	(30,403)	(25,130)
(Loss) gain on sale of vessels	(20,594)	771	9,955
Restructuring charges	0	(6,795)	(812)
Income (loss) from operations	96,752	193,705	65,837
Interest expense	(29,784)	(17,389)	(8,874)
Interest income	117	122	445
Realized and unrealized loss on derivative instruments	(964)	(1,597)	5,229
Equity income	7,680	11,528	4,951
Other (expense) income	(5,978)	(2,743)	1,318
Net income	$ 67,823	$ 183,626	$ 68,906
Per common share amounts
Basic earnings per share (in dollars per share)	$ 0.40	$ 1.26	$ 0.66
Diluted earnings per share (in dollars shares)	0.40	1.25	0.65
Cash dividends declared (in dollars per share)	$ 0.18	$ 0.24	$ 0.12
Weighted-average number of Class A and Class B common stock outstanding
Basic (in shares)	170,098,572	143,911,452	99,657,909
Diluted (in shares)	170,340,639	144,492,933	100,022,361